Income Taxes Tax Credit Carryforwards (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Tax Credit Carryforward [Line Items]
Tax credit carryforward	$ 403,000,000	$ 344,000,000
Undistributed foreign earnings	14,000,000,000
Tax savings	540,000,000	439,000,000
Increase in diluted earnings per share, tax benefits	$ 0.41	$ 0.33
Federal Tax Credit Carryforward [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforward	2,000,000
State Tax Credit Carryforward [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforward	$ 44,000,000